PRIVATE PLACEMENTS (Details Narrative) - USD ($)		2 Months Ended	12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement			$ 7,540,000
Exercise price of warrants			$ 0.01
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units transferred to director			15,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for private sale	754,000		754,000
Sale of stock price per share	$ 10.00		$ 10.00
Proceeds from issuance of private placement			$ 7,540,000
Private Placement [Member] | Capital Unit, Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 11.50